Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term interest-bearing term			90 days		90 days
Impairment charges on assets held for use					$ 0	$ 51,500,000	$ 0
Impairment loss discontinued operation			151,000	19,913,000	19,533,000	53,228,000
Impairment loss	$ 0	$ 0	$ 5,157,000	$ 0	$ 1,113,000	$ 53,228,000
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost per room utilized for fair value assumption					3,000
Long-term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate			4.30%		5.30%	5.00%